Changes in Carrying Amount of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Beginning Balance	$ 3,883	$ 1,143
Additions charged to expense	9,140	2,745
Write-offs	(2,083)	(5)
Ending Balance	$ 10,940	$ 3,883